Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Share-based Compensation Expense and Associated Tax Benefit

The following table provides the components of share-based compensation expense and the associated tax benefit (including those reported as part of discontinued operations):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011
Restricted Stock Units	$249	$235	$228
Stock Options	140	157	166
Portfolio Performance Shares	56	14	—
Total Shareholder Return Units	37	35	17
Performance Share Awards	34	35	3
Directors’ compensation	7	5	5
Share-based payment expense	523	481	419
Tax benefit for share-based compensation expense	(173)	(149)	(139)
Share-based payment expense, net of tax	$350	$332	$280

Employee Stock Option [Member]
Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2013	2012	2011
Expected dividend yield(a)	3.45%	4.10%	4.14%
Risk-free interest rate(b)	1.16%	1.28%	2.59%
Expected stock price volatility(c)	19.68%	23.78%	25.55%
Expected term(d) (years)	6.50	6.50	6.25

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Summary of Share Based Payment Activity Data

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2013	2012	2011
Weighted-average grant date fair value per stock option	$3.13	$2.79	$3.15
Aggregate intrinsic value on exercise	$578	$263	$32
Cash received upon exercise	$1,750	$568	$153
Tax benefits realized related to exercise	$160	$81	$10
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$120	$148	$177
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.7	1.7	1.8

Schedule of share based payment activity

The following table summarizes all stock option activity during 2013:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2012	382,955	$24.00
Granted	45,013	27.37
Exercised	(80,132)	21.86
Forfeited	(5,904)	21.93
Expired	(42,279)	29.62
Outstanding, December 31, 2013(b)	299,653	$24.33	5.3	$2,166
Vested and expected to vest(c), December 31, 2013	293,371	24.32	5.2	2,129
Exercisable, December 31, 2013	163,061	$26.06	2.9	$1,023

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)
Includes approximately 42 million stock options which expired on February 25, 2014 at a grant price of $37.15, which were granted under the 2001 Stock Plan. These options will not be added back into the amount available for grants under the 2004 Stock Plan. However, expired or forfeited share-based payments under the 2004 Stock Plan will be added back to the amount available for grants.

(c)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Portfolio Performance Shares [Member]
Summary of Share Based Payment Activity Data

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2013	2012
Total fair value of shares vested	$—	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$107	$33
Weighted-average period over which PPS cost is expected to be recognized (years)	2.0	2.2

Schedule of share based payment activity

The following table summarizes all PPS activity during 2013, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted- Average Intrinsic Value Per Share
Nonvested, December 31, 2012	3,742	$25.08
Granted	8,138	27.37
Vested(a)	(13)	28.75
Forfeited	(543)	28.91
Nonvested, December 31, 2013(a)	11,324	$30.63
(a)Vested and non-vested shares outstanding, but not paid as of December 31, 2013 are 11,324.

Total Shareholder Return Units (TSRU) [Member]
Schedule of Valuation Assumptions

The following table provides the weighted average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2013	2012	2011
Expected dividend yield(a)	3.45%	4.10%	4.15%
Risk-free interest rate(b)	1.03%	1.15%	2.51%
Expected stock price volatility(c)	19.68%	23.80%	25.55%
Contractual term (years)	5.98	5.97	5.95

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

Summary of Share Based Payment Activity Data

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2013	2012	2011
Weighted-average grant date fair value per TSRU	$5.14	$4.48	$4.75
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$31	$31	$32
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.6	1.7	1.7

Schedule of share based payment activity

The following table summarizes all TSRU activity during 2013:
	Shares (Thousands)	Weighted- Average Grant Date Fair Value Per Share	Weighted-Average Grant Price Per Share
Nonvested, December 31, 2012	20,876	$4.55	$19.64
Granted	7,979	5.14	27.37
Vested(a)	(3,819)	4.31	18.13
Forfeited	(841)	4.80	23.46
Nonvested, December 31, 2013(a)	24,195	$4.77	$22.30

(a)
Vested and non-vested shares outstanding, but not paid as of December 31, 2013 are 34,499 with a weighted-average grant price of $20.54. The weighted-average contractual term to settlement is 3.2 years.

Restricted Stock Units [Member]
Schedule of share based payment activity

The following table summarizes all RSU activity during 2013:
	Shares (Thousands)	Weighted- Average Grant Date Fair Value Per Share
Nonvested, December 31, 2012	37,860	$19.34
Granted	10,253	27.39
Vested	(13,943)	18.16
Reinvested dividend equivalents	1,139	29.14
Forfeited	(2,558)	21.98
Nonvested, December 31, 2013	32,751	$22.50

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2013	2012	2011
Total fair value of shares vested	$379	$348	$256
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$239	$258	$264
Weighted-average period over which RSU cost is expected to be recognized (years)	1.8	1.8	1.8

Performance Shares [Member]
Schedule of share based payment activity

The following table summarizes all PSA activity during 2013, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2012	5,749	$25.08
Granted	1,377	27.37
Vested	(1,463)	27.37
Forfeited	(624)	28.21
Nonvested, December 31, 2013	5,039	$30.63

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011
Total fair value of shares vested	$40	$13	$4
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$25	$27	$25
Weighted-average period over which PSA cost is expected to be recognized (years)	1.7	1.7	1.9